Business Combination - Schedule of Common Stock Issued Following the Consummation of Business Combination (Details) - shares		11 Months Ended
	Aug. 27, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Common stock, net of redemptions	4,345,619
Business Combination, PIPE Financing and Bitfury Private Placement shares - Common Stock	3,572,500
Common stock, shares outstanding	246,381,119	249,279,420
Common Stock
Business Acquisition [Line Items]
Business Combination, PIPE Financing and Bitfury Private Placement shares - Common Stock		46,381,119
GWAC
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	200,000,000
GWAC | Common Stock
Business Acquisition [Line Items]
Business Combination, PIPE Financing and Bitfury Private Placement shares - Common Stock	46,381,119
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	400,000
GWAC | Private Placement [Member]
Business Acquisition [Line Items]
Business Combination, PIPE Financing and Bitfury Private Placement shares - Common Stock	228,000
GWAC | PIPE Financing
Business Acquisition [Line Items]
Business Combination, PIPE Financing and Bitfury Private Placement shares - Common Stock	32,235,000
GWAC | Bitfury | Private Placement [Member]
Business Acquisition [Line Items]
Business Combination, PIPE Financing and Bitfury Private Placement shares - Common Stock	6,000,000